Subsequent Events (Details Narrative)							3 Months Ended		12 Months Ended
	May 10, 2018 USD ($) Integer $ / shares shares	Apr. 24, 2018 shares	Apr. 19, 2018 USD ($) a	Apr. 16, 2018 USD ($) Integer $ / shares shares	Jan. 05, 2018 USD ($) shares	Nov. 08, 2017 USD ($) Integer $ / shares shares	Mar. 31, 2018 USD ($) a $ / shares shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) a shares	Dec. 31, 2016 USD ($)	Oct. 31, 2017 $ / shares shares	Jul. 01, 2012
Proceeds from issuance of common stock | $							$ 1,068,000	$ 400,000	$ 455,000
Proceeds from sale of common stock | $							$ 1,068,000		$ 455,000
Debt instrument interest rate percentage												8.00%
Area of land | a							17,640		17,640
Class of warrant share							900,000
Warrant exercise price | $ / shares							$ 1.10				$ 1.25
Warrant to purchase of common stock											1,936
Warrants [Member]
Shares issued price per share | $ / shares							$ 1.10
Proceeds from issuance of common stock | $							$ 941,996
Conversion of common stock, shares							856,360		1,306,360
Consulting Agreement [Member]
Stock issued during period for services, shares							465,000		1,427,000
Stock issued during period, value | $									$ 2,287,000
YA II PN, Ltd. Advisors Global, LP [Member]
Debt instrument interest rate percentage						5.00%
Conversion of principal value | $						$ 1,750,000	$ 1,750,000
Debt instrument of interest accrued | $							$ 38,082
Conversion of common stock, shares							1,788,082
Debt instrument, term						18 months
Warrant exercise price | $ / shares						$ 1.10
Warrant to purchase of common stock						1,137,500
Debt instrument threshold consecutive trading days | Integer						10
Yorkville Advisors Global LP [Member]
Debt instrument interest rate percentage						5.00%
Conversion of principal value | $						$ 1,750,000			1,750,000
Debt instrument of interest accrued | $									$ 38,082
Conversion of common stock, shares									1,788,082
Debt instrument, term						18 months
Warrant exercise price | $ / shares						$ 1.10
Warrant to purchase of common stock						1,137,500
Debt instrument threshold consecutive trading days | Integer						10
Subsequent Event [Member]
Number of shares issued for conversion of warrants							450,000
Shares issued price per share | $ / shares							$ 1.10
Proceeds from issuance of common stock | $							$ 495,000
Subsequent Event [Member] | Series A-Investor [Member]
Conversion of common stock, shares		52,500
Subsequent Event [Member] | New Facility Lease [Member]
New facility lease period							5 years
Area of land | a							17,640
Subsequent Event [Member] | Consulting Agreement [Member]
Stock issued during period for services, shares							805,000
Subsequent Event [Member] | Option Agreement [Member]
New facility lease period			5 years
Area of land | a			70,000
Debt instrument, term			5 years
Net lease charges | $			$ 101,500
Payment to lessor | $			$ 160,000
Subsequent Event [Member] | Cultivation Management Services Agreement [Member] | YLK Subsidiary [Member]
Debt instrument, term					5 years
Stock issued during period, shares					1,000,000
Line of credit payment | $					$ 750,000
Paid additional facility | $					$ 600,000
Subsequent Event [Member] | Monthly Installments [Member] | Cultivation Management Services Agreement [Member] | YLK Subsidiary [Member]
Stock issued during period, shares					1,000,000
Line of credit payment | $					$ 250,000
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Proceeds from issuance of common stock and secured promissory note | $							$ 2,000,000
Proceeds from sale of common stock | $							$ 500,000
Number of shares of common stock sold							500,000
Sale of stock price per share | $ / shares							$ 1.00
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Standby Equity Distribution Agreement [Member]
Line of credit facility maximum amount | $				$ 1,000,000
Percentage of lowest volume weighted average price				90.00%
Stock issued during period, shares	25,000,000
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Standby Equity Distribution Agreement [Member] | Fee Warrant [Member]
Line of credit, commitment fee description				In connection with the SEDA, the Company has issued to the SEDA Investor, a five-year Commitment Fee Warrant (the “Fee Warrant”) to purchase 1,000,000 shares of the Company’s common stock at $0.01 per share.
Warrant exercise price | $ / shares				$ 0.01
Warrant to purchase of common stock				1,000,000
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Standby Equity Distribution Agreement [Member] | Drawn-Down Facility [Member]
Line of credit facility maximum amount | $				$ 25,000,000
Trading days | Integer				5
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Securities Purchase Agreement [Member]
Debt instrument, due date	Feb. 09, 2019
Conversion of principal value | $	$ 500,000
Conversion of common stock, shares	500,000
Secured promissory note | $	$ 1,500,000
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Securities Purchase Agreement [Member] | Warrants One [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	1,000,000
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Securities Purchase Agreement [Member] | Warrants Two [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	2,250,000
Debt instrument common stock per share | $ / shares	$ 1.75
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Securities Purchase Agreement [Member] | Warrants Two [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 1.75
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Securities Purchase Agreement [Member] | Warrants Three [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	2,250,000
Debt instrument common stock per share | $ / shares	$ 2.00
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Securities Purchase Agreement [Member] | Warrants Three [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 2.00
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Securities Purchase Agreement [Member] | Warrants Four [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	2,000,000
Debt instrument common stock per share | $ / shares	$ 2.50
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Securities Purchase Agreement [Member] | Warrants Four [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 1.50
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Secured Promissory Note [Member]
Proceeds from issuance of secured debt | $							$ 1,500,000
Debt instrument, due date							Feb. 09, 2019
Debt instrument interest rate percentage							8.00%
Subsequent Event [Member] | Yorkville Advisors Global LP [Member]
Conversion of principal value | $							$ 1,750,000
Debt instrument of interest accrued | $							$ 38,082
Conversion of common stock, shares							1,788,082
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Acquisition Agreement [Member]
Equity ownership percentage	100.00%
Class of warrant share	5,000,000
Warrant exercise price | $ / shares	$ 0.01
Warrant exercisable date	May 09, 2023
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Acquisition Agreement [Member] | Warrants [Member]
Class of warrant share	5,000,000
Warrant to purchase of common stock	5,000,000
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Securities Purchase Agreement [Member]
Debt instrument, due date	Feb. 09, 2019
Debt instrument interest rate percentage	8.00%
Stock issued during period, shares	500,000
Stock issued during period, value | $	$ 500,000
Secured promissory note | $	$ 1,500,000
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Securities Purchase Agreement [Member] | Warrants One [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant exercisable date	May 10, 2023
Warrant to purchase of common stock	1,000,000
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Securities Purchase Agreement [Member] | Warrants Two [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant exercisable date	May 10, 2023
Warrant to purchase of common stock	2,250,000
Debt instrument common stock per share | $ / shares	$ 1.75
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Securities Purchase Agreement [Member] | Warrants Two [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 1.75
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Securities Purchase Agreement [Member] | Warrants Three [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant exercisable date	May 10, 2023
Warrant to purchase of common stock	2,250,000
Debt instrument common stock per share | $ / shares	$ 2.00
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Securities Purchase Agreement [Member] | Warrants Three [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 2.00
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Securities Purchase Agreement [Member] | Warrants Four [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant exercisable date	May 10, 2023
Warrant to purchase of common stock	2,000,000
Debt instrument common stock per share | $ / shares	$ 2.50
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | YLK Partners NV, LLC [Member] | Securities Purchase Agreement [Member] | Warrants Four [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 1.50
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | LK Ventures, LLC [Member] | Acquisition Agreement [Member]
Equity ownership percentage	45.00%
Class of warrant share	2,250,000
Subsequent Event [Member] | MDM Cultivation LLC [Member] | Acquisition Agreement [Member]
Equity ownership percentage	45.00%
Class of warrant share	11,200,000
Stock issued during period, shares	2,258,382
Stock issued during period, value | $	$ 1,500,000
Class of warrant issued, share	2,250,000
Warrant to purchase of common stock	11,200,000
Subsequent Event [Member] | MDM Cultivation LLC [Member] | Acquisition Agreement [Member] | Warrants [Member]
Class of warrant share	2,250,000
Subsequent Event [Member] | Future Farm Technologies, Inc [Member] | Acquisition Agreement [Member] | Warrants [Member]
Equity ownership percentage	10.00%
Class of warrant issued, share	500,000